Derivative Instruments - Schedule of Derivative Instruments (Details) - Foreign currency forward contracts - Derivatives not accounted for as hedges - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Derivative [Line Items]
Notional Amount	$ 269.0	$ 251.0
Derivative assets, fair value, gross	2.2	2.0
Derivative liabilities, fair value, gross	$ 11.4	$ 1.9